Investment in Subsidiary (Details Narrative) - Future NRG Sdn. Bhd. [Member]			3 Months Ended		6 Months Ended
	Dec. 22, 2025 USD ($)	Dec. 22, 2025 MYR (RM)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025	Dec. 31, 2024
InvestmentinSubsidiaryLineItem [Line Items]
Loss on disposal of equity interest in subsidiary			$ 1,919,251		$ 1,904,424
Share Sale Agreement [Member]
InvestmentinSubsidiaryLineItem [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 2,590,000	RM 10,500,000
Loss on disposal of equity interest in subsidiary			$ 1,919,251		$ 1,904,424
Solid Orient Holdings [Member]
InvestmentinSubsidiaryLineItem [Line Items]
Equity Method Investment, Ownership Percentage	100.00%	100.00%					100.00%	100.00%